CONSOLIDATED STATEMENT OF CASH FLOW - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Cash flows from operating activities:
Net (Loss)	$ (1,797,228)	$ (155,024)	$ (5,788,901)
Adjustments to reconcile Net (Loss) to Net Cash provided by operations:
Debt discount amortization	0	18,750	356,250
Depreciation and amortization	72,258	0	148,860
Loss on vendor notes receivable foreclosure	0	0	1,279,921
Founders shares issued as consulting fees	0	14,934	0
Stock issued for services	0	0	454,625
Warrants for services and interest	125,000	0	113,188
Employee stock awards	482,624	0	160,000
Stock Grants	106,563	0	0
Imputed interest	0	0	46,340
Changes in Current Assets and Liabilities
Vendor notes receivable	0	(1,550,000)	0
Vendor advances receivable	0	(89,934)	186,486
Accounts receivable	(1,031,385)	0	(171,812)
Allowance for doubtful accounts	(3,000)	0	26,046
Due from related parties	4,257	0	(18,461)
Inventories	(612,693)	(219,105)	(928,762)
Prepaid expenses	101,114	0	183,181
Deposits	(16,300)	0	0
Accounts payable	2,572	57,995	418,898
Accrued liabilities	286,435	0	254,774
Net cash used in operating activities	(2,279,783)	(1,922,384)	(3,279,367)
Cash flows from investing activities:
Purchase of equipment	(507,181)	0	(304,188)
Patent	(100,000)	0	(100,000)
Net cash used in investing activities	(607,181)	0	(404,188)
Cash flows from financing activities:
Convertible note payable	(1,575,000)	1,500,000	0
Convertible note payment	0	0	(300,000)
Note payments - related party	0	(75,000)	(960,000)
Insurance premium note payments	(74,429)	0	(207,033)
Sale of common stock	9,263,424	732,500	6,038,900
Collection of stock subscription	5,000	0	167,500
Common stock activity - founder shares	0	0	(99,355)
Organization and fund raising costs	(1,137,211)	(225,000)	(179,750)
Net cash provided by financing activities	6,481,784	1,932,500	4,460,262
Net increase in cash	3,594,820	10,116	776,707
Cash, beginning of period	786,823	0	10,116
Cash, end of period	4,381,643	10,116	786,823
Supplemental Cash Flow Information
Cash paid during the period for Interest	0	0	9,105
Cash paid during the period for Income taxes	0	0	0
Vendor note receivable foreclosure
Vendor notes receivable	0	0	1,305,079
Vendor advances receivable	0	0	(96,552)
Accounts receivable	0	0	(20,965)
Inventories	0	0	(644,447)
Equipment	0	0	(543,115)
Vendor notes receivable	0	(1,035,000)	0
Licensing Agreement	0	(125,000)	(125,000)
Issuance of common stock	0	0	125,000
Insurance premium note payable	167,456	0	213,913
Prepaid expenses	(167,456)	0	(213,913)
Common stock	0	0	604
Additional paid-in-capital	0	0	(604)
Prepaid legal services	0	0	(224,000)
Issuance of common stock	0	125,000	224,000
Notes payable - related party		1,035,000	0
Issuance of common stock	0	0	750,000
Patent acquisitions	0	0	(750,000)
Stock subscription receivable	0	(167,500)	(5,000)
Additional paid-in-capital	$ 0	$ 167,500	$ 5,000